SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities and Equity
Non-current liabilities, Provision for phantom stock plan	R$ 162,117	R$ 166,998
Equity, Stock options granted	20,790	15,455
Equity, Shares granted	(2,365)
Total effect on equity	18,425	15,455
Statement of income and Equity
Non-current liabilities, Provision for phantom stock plan	(75,542)	(94,897)	R$ (151,985)
Equity, Stock options granted	(5,335)	(4,843)	(4,633)
Equity, Shares granted	2,365
Total Equity impact	(2,970)	(4,843)	(4,633)
Total income statement effect	R$ (78,512)	R$ (99,740)	R$ (156,618)
PSO | Minimum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	75.00%
PSO | Maximum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	125.00%